[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

September 30, 2001

CMA Money Fund

www.mlim.ml.com

DEAR SHAREHOLDER:

For the six months ended September 30, 2001, CMA Money Fund paid shareholders a net annualized yield of 4.03%*. As of September 30, 2001, the Fund's 7-day yield was 3.06%.

The Environment

Economic activity slowed dramatically since the first quarter of the year with the manufacturing sector appearing to slide into recession. Business capital expenditures have fallen to extremely low levels with the build-up of excess capacity. Previously, consumer activity kept the gross domestic product rate barely positive. However, consumer activity may be severely hindered going forward following the events of September 11, 2001. The inability of corporate earnings to even meet expectations throughout the period has prevented any sustained recovery in the equity markets. The short end of the fixed-income market has accordingly been viewed as a safe haven for investors.

Early in the period, alarmed by the swiftness in the fall-off of economic activity, the Federal Reserve Board surprised investors with a 50 basis point (0.50%) reduction in interest rates on April 18, 2001. The move stabilized the markets, but economic conditions failed to improve. The Federal Reserve Board lowered interest rates an additional 0.50% in May and another 25 basis points in both June and August, bringing the Federal Funds rate to 3.50%. The last time the Federal Funds rate was below 4% was in 1994. Most recently, the Federal Reserve Board responded promptly to uncertain market conditions in mid-September, lowering interest rates another 50 basis points and hinted of more soon to follow.

Portfolio Matters

During the six-month period ended September 30, 2001, our investment strategy remained fairly consistent. With the Federal Reserve Board continuing its easing cycle, we maintained our average life in a range of 70 days-80 days. We utilized a barbell investment strategy that allowed us to take advantage of high interest rates in the short end of the yield curve as well as the potential appreciation of longer-dated fixed securities with maturities between one year and two years. Bank product in the one-year sector was favored earlier in the period, however, toward the middle of the year abundant agency issuance across the curve drove spreads wider, resulting in greater relative value. At the present time, we prefer variable rate securities, as the yield curve in the front end remains inverted and provides little incentive to add further interest rate exposure at these levels.

Going forward, while we remain constructive, we have become more cautious on interest rate risk at current low yields, anticipating that the Federal Reserve Board may be nearing the end of its easing cycle. This is evidenced most clearly in the return to a positively sloped Treasury yield curve. Also, the narrowing of swap spreads has lessened our interest in the floating rate note market, at least until the volume of new supply increases and spreads begin to look reasonable again.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

The Fund's portfolio composition at the end of the September period and as of our last report to shareholders is detailed below:

                                                             9/30/01     3/31/01
                                                             -------     -------
Bank Notes ...........................................          --%        3.9%
Certificates of Deposit ..............................         0.1         1.9
Certificates of Deposit--European ....................        12.6         9.0
Certificates of Deposit--Yankee* .....................         7.7        19.7
Commercial Paper .....................................         5.0        25.5
Corporate Notes ......................................         2.0         1.4
Funding Agreements ...................................         3.8         3.5
Medium-Term Notes ....................................         7.4         6.9
Promissory Notes .....................................         1.0         1.0
Repurchase Agreements ................................         1.7          --
Time Deposits ........................................          --         0.2
US Government & Agency
Obligations--Discount Notes ..........................         9.3         5.5
US Government & Agency
Obligations--Non-Discount Notes ......................        48.8        21.1
Other Assets Less Liabilities ........................         0.6         0.4
                                                             -----       -----
Total ................................................       100.0%      100.0%
                                                             =====       =====

*     US branches of foreign banks.

In Conclusion

We thank you for your interest in CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Vice President and Portfolio Manager

October 24, 2001

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

CMA MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Kevin J. McKenna--Senior Vice President
Donald C. Burke--Vice President and Treasurer
Richard J. Mejzak--Vice President
Phillip S. Gillespie--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.

CMA MONEY FUND
PROXY RESULTS

During the six-month period ended September 30, 2001, CMA Money Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 20, 2001, except for Proposal 4, which was adjourned until the next shareholder meeting to be held on October 18, 2001. The description of each proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted         Shares Withheld
                                                                                    For               From Voting
----------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board                Terry K. Glenn                    28,978,579,602          242,025,293
   of Trustees:                             Ronald W. Forbes                  28,971,418,674          249,186,221
                                            Cynthia A. Montgomery             28,967,619,627          252,985,268
                                            Charles C. Reilly                 28,961,683,918          258,920,977
                                            Kevin A. Ryan                     28,972,259,048          248,345,847
                                            Roscoe S. Suddarth                28,968,093,029          252,511,866
                                            Richard R. West                   28,976,025,795          244,579,100
                                            Edward D. Zinbarg                 28,972,905,405          247,699,490
----------------------------------------------------------------------------------------------------------------------
                                                                          Shares Voted    Shares Voted    Shares Voted
                                                                               For           Against         Abstain
----------------------------------------------------------------------------------------------------------------------
2. To approve to convert the Fund to a "master/feeder" structure.        28,204,319,790    618,807,405     397,477,700
----------------------------------------------------------------------------------------------------------------------
3. To approve to divide the Fund's shares into additional classes.       28,118,571,955    723,578,209     378,454,731
----------------------------------------------------------------------------------------------------------------------
4. To change the Fund's investment restrictions.                            Adjourned       Adjourned       Adjourned
----------------------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001                  (IN THOUSANDS)

                                           Face          Interest        Maturity
Issue                                     Amount           Rate*           Date            Value
--------------------------------------------------------------------------------------------------
                                    Certificates of Deposit--0.1%
--------------------------------------------------------------------------------------------------
SouthTrust Bank,                         $ 38,000           4.22 %      10/25/2001      $   38,021
N.A.
--------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$38,000) ........................................      38,021
--------------------------------------------------------------------------------------------------
                              Certificates of Deposit--European--12.6%
--------------------------------------------------------------------------------------------------
Abbey National                            200,000           4.31         5/01/2002         202,110
Treasury Services PLC                      20,000           4.21         5/15/2002          20,211
--------------------------------------------------------------------------------------------------
Australia & New                           100,000           3.44        12/28/2001         100,228
Zealand Banking Group
--------------------------------------------------------------------------------------------------
BNP Paribas                                50,000           6.555       11/30/2001          50,339
                                           80,000           6.56        11/30/2001          80,544
                                          100,000           6.39        12/07/2001         100,723
                                          100,000           3.40        12/24/2001         100,209
--------------------------------------------------------------------------------------------------
Banca Intesa                              100,000           2.52        12/24/2001         100,000
--------------------------------------------------------------------------------------------------
Banco Santander                           300,000           6.58        11/30/2001         302,049
Central Hispano
--------------------------------------------------------------------------------------------------
Bank of Scotland PLC                       50,000           4.24         4/29/2002          50,503
                                          100,000           4.25         4/29/2002         101,011
                                           45,000           3.595        8/30/2002          45,416
--------------------------------------------------------------------------------------------------
Barclays Bank PLC                         200,000           5.09         2/13/2002         201,953
                                           85,000           5.14         2/19/2002          85,883
                                           15,000           4.27         4/29/2002          15,153
                                           75,000           4.12         5/09/2002          75,731
--------------------------------------------------------------------------------------------------
Citibank, N.A., London                    196,000           6.05        12/21/2001         197,551
--------------------------------------------------------------------------------------------------
Credit Agricole                           150,000           6.595       11/21/2001         150,879
Indosuez, London
--------------------------------------------------------------------------------------------------
Deutsche Bank AG                           75,000           3.53        12/20/2001          75,171
                                          400,000           3.53        12/31/2001         401,035
                                           62,000           5.22         2/20/2002          62,668
--------------------------------------------------------------------------------------------------
Halifax Building PLC                      100,000           4.10         5/14/2002         100,982
--------------------------------------------------------------------------------------------------
Landesbank                                 50,000           6.60        11/29/2001          50,338
Baden-Wurttemberg,                         50,000           3.26        12/13/2001          50,077
London
--------------------------------------------------------------------------------------------------
Lloyds TSB Bank PLC                        53,000           5.22         1/11/2002          53,408
                                           65,000           4.28         4/23/2002          65,651
                                          100,000           4.30         4/23/2002         101,014
--------------------------------------------------------------------------------------------------
Merita Bank PLC                           100,000           2.545       12/24/2001         100,006
--------------------------------------------------------------------------------------------------
National Australia                         50,000           6.56        11/26/2001          50,313
Bank Limited                              475,000           6.375       12/06/2001         478,373
--------------------------------------------------------------------------------------------------
Norddeutsche                               50,000           3.43        12/27/2001          50,112
Landesbank
Girozentrale
--------------------------------------------------------------------------------------------------
Svenska                                    15,000           6.57        11/26/2001          15,094
Handelsbanken AB                           25,000           6.61        11/26/2001          25,159
--------------------------------------------------------------------------------------------------
Westdeutsche                              100,000           3.66        12/24/2001         100,268
Landesbank
Girozentrale
--------------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$3,736,202)                                                                       3,760,162
--------------------------------------------------------------------------------------------------
                                 Certificates of Deposit--Yankee--7.7%
--------------------------------------------------------------------------------------------------
BNP Paribas, NY                            50,000           6.38        12/07/2001          50,361
--------------------------------------------------------------------------------------------------
Bank of Nova Scotia,                       35,000           3.86         7/23/2002          35,368
Portland
--------------------------------------------------------------------------------------------------
Bank of Scotland                           50,000           4.28         4/23/2002          50,501
PLC, NY
--------------------------------------------------------------------------------------------------
Bayerische Hypo-                           72,000           4.27         4/23/2002          72,718
und Vereinsbank AG,                        50,000           4.30         4/23/2002          50,507
NY                                        303,000           3.595        9/23/2002         305,926
--------------------------------------------------------------------------------------------------
Commerzbank AG,                           190,000           4.56         3/28/2002         191,943
Chicago                                    15,000           4.32         4/23/2002          15,154
--------------------------------------------------------------------------------------------------
Den Danske Bank                            50,000           5.12         2/11/2002          50,486
A/S, NY
--------------------------------------------------------------------------------------------------
Lloyds TSB Bank                           100,000           3.45        12/20/2001         100,211
PLC, NY                                   125,000           5.28         1/16/2002         126,030
--------------------------------------------------------------------------------------------------
Merita Bank                               100,000           6.56        11/30/2001         100,680
PLC, NY                                    37,000           4.75         4/22/2002          37,466
                                           50,000           3.64         9/27/2002          50,509
--------------------------------------------------------------------------------------------------
Norddeutsche                              100,000           6.37        12/07/2001         100,719
Landesbank
Girozentrale, NY
--------------------------------------------------------------------------------------------------
Svenska                                   135,000           4.25         4/25/2002         136,342
Handelsbanken                              50,000           3.88         7/24/2002          50,536
AB, NY                                     50,000           3.635        8/29/2002          50,480
                                          100,000           3.635        9/27/2002         101,013
--------------------------------------------------------------------------------------------------
Toronto-Dominion                          100,000           5.29         1/14/2002         100,812
Bank, NY                                   70,000           5.28         1/16/2002          70,577
                                           57,500           3.88         7/26/2002          58,119
--------------------------------------------------------------------------------------------------
UBS AG, Stanford                          100,000           4.035        7/30/2002         101,217
--------------------------------------------------------------------------------------------------
Westdeutsche                              100,000           3.44        12/20/2001         100,208
Landesbank                                100,000           3.59        12/31/2001         100,274
Girozentrale
--------------------------------------------------------------------------------------------------
Westpac Banking                           100,000           5.28         1/16/2002         100,824
Corp., Chicago
--------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$2,289,471) ...................................................................   2,308,981
--------------------------------------------------------------------------------------------------
                                       Commercial Paper--5.0%
--------------------------------------------------------------------------------------------------
Apreco, Inc.                               50,000           2.60        10/31/2001          49,881
--------------------------------------------------------------------------------------------------
Aspen Funding                             100,000           3.47        10/01/2001          99,971
Corp.
--------------------------------------------------------------------------------------------------
CXC Incorporated                          100,000           2.60        10/22/2001          99,827
                                           50,000           2.50        11/27/2001          49,791
--------------------------------------------------------------------------------------------------
Centauri                                   25,000           2.60        11/19/2001          24,906
--------------------------------------------------------------------------------------------------
Centric Capital Corp.                      14,100           4.00        10/23/2001          14,066
--------------------------------------------------------------------------------------------------
Clipper Receivables                        25,000           2.74        10/10/2001          24,977
Corp.
--------------------------------------------------------------------------------------------------
Corporate Receivables                     100,000           2.60        11/05/2001          99,725
Corp.
--------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)      (IN THOUSANDS)

                                           Face            Interest      Maturity
Issue                                     Amount             Rate*         Date            Value
--------------------------------------------------------------------------------------------------
                                       Commercial Paper (concluded)
--------------------------------------------------------------------------------------------------
Cregem North                           $  100,000           2.45  %     12/20/2001      $   99,431
America, Inc.
--------------------------------------------------------------------------------------------------
Den Norske Bank ASA                        37,500           3.40        12/21/2001          37,284
--------------------------------------------------------------------------------------------------
Ford Motor Credit                         200,000           3.40        12/26/2001         198,787
Company                                   100,000           3.40        12/27/2001          99,387
--------------------------------------------------------------------------------------------------
Nordea North                              150,000           2.45        12/21/2001         149,137
America Inc.
--------------------------------------------------------------------------------------------------
Old Line Funding                           50,108           2.70        10/17/2001          50,037
Corp.                                     100,351           2.60        10/23/2001         100,170
--------------------------------------------------------------------------------------------------
Prudential                                100,000           3.41        12/28/2001          99,381
Funding LLC
--------------------------------------------------------------------------------------------------
SBC Communications                         93,000           4.25         6/05/2002          91,463
Inc.
--------------------------------------------------------------------------------------------------
Spintab AB                                100,000           3.39        12/28/2001          99,381
--------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,487,877) ............................................   1,487,602
--------------------------------------------------------------------------------------------------
                                           Corporate Notes--2.0%
--------------------------------------------------------------------------------------------------
LaSalle National Bank                     100,000           5.07         2/12/2002         100,790
--------------------------------------------------------------------------------------------------
Strategic Money                           295,000           2.603+       9/24/2002         295,000
Market Trust (2000-H)
--------------------------------------------------------------------------------------------------
Structured Asset                          134,500           3.93+       10/04/2001         134,506
Vehicle Securities
Trust, Series 99-11
(SAVES 99-1)
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                      70,000           5.45         6/01/2002          71,064
--------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$600,065) ...............................................     601,360
--------------------------------------------------------------------------------------------------
                                          Funding Agreements--3.8%
--------------------------------------------------------------------------------------------------
AIG Life Insurance                         50,000           3.604+       7/01/2002          50,000
Company
--------------------------------------------------------------------------------------------------
Allstate Life                              45,000           3.684+      11/01/2001          45,000
Insurance Co.                              45,000           3.654+       7/01/2002          45,000
--------------------------------------------------------------------------------------------------
GE Life and Annuity                        50,000           3.644+      11/01/2001          50,000
Assurance Co.                             150,000           3.634+      12/03/2001         150,000
--------------------------------------------------------------------------------------------------
Metropolitan Life                         150,000           3.651+       4/01/2002         150,000
Insurance Co.
--------------------------------------------------------------------------------------------------
Monumental Life                           135,000           3.726+       5/17/2002         135,000
Insurance Company
--------------------------------------------------------------------------------------------------
New York Life                             216,000           3.64+        5/31/2002         216,000
Insurance Company
--------------------------------------------------------------------------------------------------
Pacific Life                               40,000           3.661+      10/01/2001          40,000
Insurance Co.                              40,000           3.661+       6/03/2002          40,000
                                           40,000           2.719+      10/01/2002          40,000
--------------------------------------------------------------------------------------------------
Principal Life                             50,000           3.684+       2/15/2002          50,000
Insurance Company
--------------------------------------------------------------------------------------------------
The Travelers                              70,000           3.644+       3/01/2002          70,000
Insurance Company                          25,000           3.82+        5/01/2002          25,000
                                           25,000           2.661+       9/20/2002          25,000
--------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,131,000)                                              1,131,000
--------------------------------------------------------------------------------------------------
                                           Medium-Term Notes--7.4%
--------------------------------------------------------------------------------------------------
AT&T Capital                               24,000           3.98+        4/23/2002          24,044
Corporation
--------------------------------------------------------------------------------------------------
American Honda                             50,000           3.679+       8/01/2002          50,035
Finance Corp.                              25,000           3.589+       8/14/2002          25,015
--------------------------------------------------------------------------------------------------
Bank of America, NA                        40,000           3.196+      12/14/2001          40,011
--------------------------------------------------------------------------------------------------
The CIT Group                             145,000           3.14+        5/29/2002         144,977
Holdings, Inc.
--------------------------------------------------------------------------------------------------
DaimlerChrysler                           323,000           3.69+       11/08/2001         322,838
North America
Holdings Corp.
--------------------------------------------------------------------------------------------------
Ford Motor                              1,000,000           3.22+        1/07/2002       1,000,000
Credit Company
--------------------------------------------------------------------------------------------------
Goldman Sachs                             118,000           3.95+       10/15/2002         118,000
Group, Inc.
--------------------------------------------------------------------------------------------------
Household Finance                          83,500           2.75+        3/27/2002          83,546
Corp.                                      16,170           3.713+       5/24/2002          16,196
                                           10,000           6.70         6/15/2002          10,241
                                           75,000           3.75+        9/26/2002          75,141
                                          200,000           3.518+      10/17/2002         200,086
--------------------------------------------------------------------------------------------------
National Rural                             75,000           3.651+       8/13/2002          75,123
Utilities Cooperative
Finance Corp.
--------------------------------------------------------------------------------------------------
Wells Fargo Financial                      26,000           3.598+      11/21/2001          26,003
Inc.
--------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$2,211,198) ...........................................   2,211,256
--------------------------------------------------------------------------------------------------
                                           Promissory Notes--1.0%
--------------------------------------------------------------------------------------------------
Goldman Sachs                             170,000           2.795+      12/13/2001         170,000
Group, Inc.                               130,000           3.498+       1/17/2002         130,000
--------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$300,000) ..............................................     300,000
--------------------------------------------------------------------------------------------------
                                    US Government & Agency Obligations--
                                             Discount Notes--9.3%
--------------------------------------------------------------------------------------------------
Fannie Mae                                120,000           3.33        10/12/2001         119,845
                                          230,000           4.57        12/19/2001         228,735
                                           37,233           3.46        12/27/2001          37,010
                                           67,446           3.48        12/27/2001          67,041
                                          100,000           3.49        12/27/2001          99,400
                                          200,000           3.36        12/28/2001         198,778
                                           33,514           4.11         4/19/2002          33,065
--------------------------------------------------------------------------------------------------
Federal Farm                              100,000           3.47        12/26/2001          99,400
Credit Banks
--------------------------------------------------------------------------------------------------
Federal Home                              100,000           3.80        10/31/2001          99,702
Loan Banks                                200,000           2.95        12/12/2001         199,000
                                          100,000           2.95        12/17/2001          99,470
--------------------------------------------------------------------------------------------------
Federal Home                               47,000           3.64        10/04/2001          46,974
Loan Mortgage                              80,000           3.33        10/12/2001          79,896
Corporation                                95,143           2.94        12/13/2001          94,658
                                          164,669           3.48        12/19/2001         163,763
                                          100,000           3.44        12/21/2001          99,440
                                           22,891           3.34        12/28/2001          22,751

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONCLUDED)      (IN THOUSANDS)

                                           Face            Interest      Maturity
Issue                                     Amount             Rate*         Date          Value
--------------------------------------------------------------------------------------------------
                                         US Government & Agency Obligations--
                                               Discount Notes (concluded)
--------------------------------------------------------------------------------------------------
Federal Home                           $   40,000           3.50  %     12/28/2001     $    39,756
Loan Mortgage                             750,000           3.44        12/31/2001         745,274
Corporation                               100,000           4.11         4/25/2002          98,620
(concluded)                                97,000           3.97         5/23/2002          95,477
--------------------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$2,759,963) ...................................................    2,768,055
--------------------------------------------------------------------------------------------------
                                         US Government & Agency Obligations--
                                               Non-Discount Notes--48.8%
--------------------------------------------------------------------------------------------------
Fannie Mae                                100,000           3.02+       11/05/2001          99,997
                                          250,000           6.02        12/20/2001         251,953
                                          506,000           2.939+       4/19/2002         506,000
                                          500,000           3.254+       7/19/2002         500,042
                                          423,000           3.438+       7/23/2002         422,975
                                          950,000           2.95+       12/06/2002         949,641
                                          500,000           2.965+      12/18/2002         499,995
                                          567,500           2.983+      12/23/2002         567,177
                                          580,000           3.03+        2/03/2003         580,000
                                          250,000           2.913+       2/20/2003         249,959
                                          450,000           2.968+       2/26/2003         449,671
--------------------------------------------------------------------------------------------------
Federal Farm                               50,000           5.20         7/19/2002          51,078
Credit Banks
--------------------------------------------------------------------------------------------------
Federal Home                               25,000           6.625        4/15/2002          25,555
Loan Banks                                 50,000           6.75         5/01/2002          51,239
                                           50,000           7.25         5/15/2002          51,475
                                          250,000           3.348+       7/17/2002         250,059
                                          400,000           3.525+       7/30/2002         400,251
                                          320,000           2.943+       8/20/2002         319,957
                                          500,000           2.993+       8/23/2002         499,743
                                          300,000           2.93+       11/14/2002         299,969
                                          100,000           6.25        11/15/2002         104,032
                                          580,000           6.375       11/15/2002         604,180
                                          500,000           2.99+       12/27/2002         499,756
                                          500,000           3.434+       2/03/2003         499,701
                                          595,000           3.371+       2/14/2003         594,690
                                          500,000           2.99+        2/28/2003         499,582
                                          500,000           2.95+        3/12/2003         495,875
                                           50,000           4.50         7/07/2003          51,232
                                          175,000           4.125        8/15/2003         178,164
--------------------------------------------------------------------------------------------------
Student Loan                              200,000           2.929+       2/26/2002         199,969
Marketing                                 200,000           2.929+       2/28/2002         200,185
Association                               350,000           2.919+       3/13/2002         349,955
                                        1,189,000           2.899+       3/18/2002       1,188,734
                                          600,000           2.899+       4/12/2002         599,909
                                          405,000           2.929+       4/24/2002         404,978
                                          460,000           2.909+      11/14/2002         459,999
                                          400,000           2.879+      12/04/2002         399,954
                                          210,000           2.879+       6/25/2003         210,000
--------------------------------------------------------------------------------------------------
US Treasury Notes                          25,000           3.625        8/31/2003          25,369
--------------------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$14,574,902) ..............................................   14,593,000
--------------------------------------------------------------------------------------------------
  Face
 Amount                                               Issue
--------------------------------------------------------------------------------------------------
                                           Repurchase Agreements**--1.7%
--------------------------------------------------------------------------------------------------
$ 23,818     Deutsche Bank Securities Inc.,
             purchased on 9/28/2001 to yield
             3.35% to 10/01/2001 ....................................................       23,818
--------------------------------------------------------------------------------------------------
 325,000     J.P. Morgan Securities Inc.,
             purchased on 9/28/2001 to yield
             3.35% to 10/01/2001 ....................................................      325,000
--------------------------------------------------------------------------------------------------
 150,000     Nomura Securities International, Inc.,
             purchased on 9/28/2001 to
             yield 3.438% to 10/01/2001 .............................................      150,000
--------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$498,818) ........................................      498,818
--------------------------------------------------------------------------------------------------
Total Investments (Cost--$29,627,496)--99.4% ........................................   29,698,255

Other Assets Less Liabilities--0.6% .................................................      173,217
                                                                                       -----------
Net Assets--100.0% ..................................................................  $29,871,472
                                                                                       ===========
==================================================================================================

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at September 30, 2001.
**    Repurchase agreements are collateralized by US Government & Agency
      Obligations.
 +    Variable rate notes.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2001

Assets:
Investments, at value (identified cost--$29,627,495,987+) ....................                      $29,698,255,193
Cash .........................................................................                                  761
Interest receivable ..........................................................                          233,295,029
Prepaid registration fees and other assets ...................................                            1,355,346
                                                                                                    ---------------
Total assets .................................................................                       29,932,906,329
                                                                                                    ---------------
Liabilities:
Payables:
     Securities purchased ....................................................     $ 40,000,000
     Investment adviser ......................................................        8,646,841
     Distributor .............................................................        7,465,259
     Dividends to shareholders ...............................................           11,667          56,123,767
                                                                                   ------------
Accrued expenses and other liabilities .......................................                            5,310,237
                                                                                                    ---------------
Total liabilities ............................................................                           61,434,004
                                                                                                    ---------------
Net Assets ...................................................................                      $29,871,472,325
                                                                                                    ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized ............................................................                      $ 2,980,071,312
Paid-in capital in excess of par .............................................                       26,820,641,807
Unrealized appreciation on investments--net ..................................                           70,759,206
                                                                                                    ---------------
Net Assets--Equivalent to $1.00 per share based on 29,800,713,119 shares of
beneficial interest outstanding ..............................................                      $29,871,472,325
                                                                                                    ===============

+ Cost for Federal income tax purposes. As of September 30, 2001, net unrealized appreciation for Federal income tax purposes amounted to $70,759,206, of which $76,197,060 related to appreciated securities and $5,437,854 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

Investment Income:
Interest and amortization of premium and discount earned ..                     $ 683,773,782
Expenses:
Investment advisory fees ..................................     $56,178,633
Distribution fees .........................................      18,443,145
Transfer agent fees .......................................       3,672,142
Accounting services .......................................       1,643,915
Registration fees .........................................       1,241,667
Printing and shareholder reports ..........................         317,061
Custodian fees ............................................         275,463
Professional fees .........................................          92,591
Trustees' fees and expenses ...............................          64,505
Pricing fees ..............................................          57,868
Other .....................................................         166,908
                                                                -----------
Total expenses ............................................                        82,153,898
                                                                                -------------
Investment income--net ....................................                       601,619,884
Realized Gain on Investments--Net .........................                        10,112,536
Change in Unrealized Appreciation on Investments--Net .....                        18,350,295
                                                                                -------------
Net Increase in Net Assets Resulting from Operations ......                     $ 630,082,715
                                                                                =============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   For the Six              For the
                                                                                  Months Ended             Year Ended
                                                                                  September 30,             March 31,
Increase (Decrease) in Net Assets:                                                    2001                    2001
------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ....................................................     $     601,619,884      $   2,667,049,024
Realized gain on investments--net .........................................            10,112,536              3,183,148
Change in unrealized appreciation/depreciation on investments--net ........            18,350,295             82,875,164
                                                                                -----------------      -----------------
Net increase in net assets resulting from operations ......................           630,082,715          2,753,107,336
                                                                                -----------------      -----------------
Dividends and Distributions to Shareholders:
Investment income--net ....................................................          (601,619,884)        (2,667,049,024)
Realized gain on investments--net .........................................           (10,112,536)            (3,183,148)
                                                                                -----------------      -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ...........................................................          (611,732,420)        (2,670,232,172)
                                                                                -----------------      -----------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..........................................        67,710,882,002        164,271,161,860
Value of shares issued to shareholders in reinvestment of
dividends and distributions ...............................................           609,730,837          2,663,580,009
                                                                                -----------------      -----------------
                                                                                   68,320,612,839        166,934,741,869
Cost of shares redeemed ...................................................       (69,972,946,423)      (203,300,212,535)
                                                                                -----------------      -----------------
Net decrease in net assets derived from beneficial interest transactions ..        (1,652,333,584)       (36,365,470,666)
                                                                                -----------------      -----------------
Net Assets:
Total decrease in net assets ..............................................        (1,633,983,289)       (36,282,595,502)
Beginning of period .......................................................        31,505,455,614         67,788,051,116
                                                                                -----------------      -----------------
End of period .............................................................     $  29,871,472,325      $  31,505,455,614
                                                                                =================      =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the     For the Six
financial statements.                            Months Ended                   For the Year Ended March 31,
                                                 September 30,    -------------------------------------------------------
Increase (Decrease) in Net Asset Value:              2001            2001           2000           1999          1998
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period ........     $      1.00     $      1.00    $      1.00    $      1.00   $      1.00
                                                  -----------     -----------    -----------    -----------   -----------
Investment income--net ......................           .0203           .0586          .0491          .0483         .0512
Realized and unrealized gain (loss) on
investments--net ............................           .0009           .0019         (.0004)         .0002         .0004
                                                  -----------     -----------    -----------    -----------   -----------
Total from investment operations ............           .0212           .0605          .0487          .0485         .0516
                                                  -----------     -----------    -----------    -----------   -----------
Less dividends and distributions:
 Investment income--net .....................          (.0203)         (.0586)        (.0491)        (.0483)       (.0512)
 Realized gain on investments--net ..........          (.0003)         (.0001)            --+        (.0002)       (.0001)
                                                  -----------     -----------    -----------    -----------   -----------
Total dividends and distributions ...........          (.0206)         (.0587)        (.0491)        (.0485)       (.0513)
                                                  -----------     -----------    -----------    -----------   -----------
Net asset value, end of period ..............     $      1.00     $      1.00    $      1.00    $      1.00   $      1.00
                                                  ===========     ===========    ===========    ===========   ===========
Total Investment Return .....................           4.03%*          6.02%          5.02%          4.98%         5.26%
                                                  ===========     ===========    ===========    ===========   ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses .......            .55%*           .56%           .55%           .56%          .56%
                                                  ===========     ===========    ===========    ===========   ===========
Expenses ....................................            .55%*           .56%           .56%           .57%          .57%
                                                  ===========     ===========    ===========    ===========   ===========
Investment income and realized gain on
investments--net ............................           4.12%*          5.87%          4.92%          4.84%         5.13%
                                                  ===========     ===========    ===========    ===========   ===========
Supplemental Data:
Net assets, end of period (in thousands) ....     $29,871,472     $31,505,456    $67,788,051    $60,341,146   $50,923,780
                                                  ===========     ===========    ===========    ===========   ===========

*     Annualized.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; .425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2001, the Fund reimbursed FAM $131,543 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested, and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the six months ended September 30, 2001.

[LOGO] Merrill Lynch  Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ
08543-9011

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